CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS August 31, 1999

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)     VALUE
----------------------------------------------------
ASSET BACKED -- 9.1%
----------------------------------------------------
Lincs-Ser *
   5.32% due 2/15/00       $ 87,500     $ 87,500,000
   5.29% due 4/15/00        100,000      100,000,000
Restructured Asset
   Securities *
   5.20% due 6/02/00        250,000      250,000,000
SMM Trust *
   5.368% due 1/26/00       100,000      100,000,000
Steers *
   5.269% due 11/10/99      201,000      201,000,000
Strategic Money Market
   Trust Receipts *
   5.24% due 12/15/99       200,000      200,000,000
   5.20% due 3/15/00        240,000      240,000,000
Strats Trust *
   5.38% due 8/18/00        100,000      100,000,000
Triangle Funding Ltd. *
   5.35% due 10/15/99        82,000       82,000,000
                                      --------------
                                       1,360,500,000
                                      --------------

BANK NOTES -- 13.2%
----------------------------------------------------
Bank of America
   5.50% due 2/25/00        400,000      400,000,000
   5.84% due 3/17/00        100,000      100,000,000
FCC National Bank
   4.90% due 12/16/99       185,000      184,974,065
   5.84% due 2/25/00        100,000      100,000,000
   5.85% due 3/20/00        164,000      164,000,000
First National Bank
   5.83% due 2/22/00        100,000      100,000,000
First USA Bank
   5.93% due 8/29/00        100,000       99,961,992
Key Bank National
   Association *
   5.475% due 9/23/99       350,000      349,989,452
Morgan Guaranty
   Trust Co. *
   5.40% due 5/10/00        210,000      209,943,306
Nationsbank
   5.00% due 11/19/99       160,000      160,000,000
Westpac Banking Corp.
   5.20% due 5/11/00        100,000       99,959,974
                                      --------------
                                       1,968,828,789
                                      --------------

CERTIFICATES OF DEPOSIT
(DOMESTIC) -- 2.8%
----------------------------------------------------
Bankers Trust Co. *
   5.57% due 5/15/00        200,000      199,938,194
Morgan Guaranty
   Trust Co.
   4.90% due 10/15/99        85,000       84,990,073
   4.63% due 10/22/99        65,000       64,963,673
   4.99% due 12/10/99        62,000       62,000,000
                                      --------------
                                         411,891,940
                                      --------------

CERTIFICATES OF DEPOSIT (EURO) -- 4.2%
----------------------------------------------------
Barclays Bank
   5.25% due 11/02/99       100,000      100,000,000
Bayerische Vereinsbank
   4.99% due 11/10/99       171,000      171,006,408
   5.02% due 11/23/99       100,000      100,002,066
Credit Agricole Indosuez
   4.96% due 9/27/99         75,000       75,000,528
Dresdner Bank
   5.26% due 11/02/99       100,000      100,000,000
Halifax
   5.14% due 12/06/99        55,000       55,015,560
International Nederlanden
   Group
   4.97% due 9/27/99         25,000       25,000,176
                                      --------------
                                         626,024,738
                                      --------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 27.8%
----------------------------------------------------
Abbey National Treasury
   Services *
   5.495% due 5/01/00       350,000      349,849,366
Algemene Bank
   5.50% due 9/02/99         70,000       70,000,912
Bank Austria
   5.15% due 5/04/00        100,000       99,987,016
   5.20% due 5/10/00         35,000       34,983,722
   5.95% due 8/21/00        100,000       99,953,544
Bank of Montreal
   5.59% due 2/04/00        400,000      400,000,000
   5.11% due 4/10/00        100,000       99,970,712
Bank of Nova Scotia
   5.83% due 2/14/00        115,000      115,000,000
Bayerische Hypo
   5.16% due 4/03/00        100,000       99,971,649
   5.10% due 4/12/00        100,000       99,976,347

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued) August 31, 1999


                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)     VALUE
----------------------------------------------------

Bayerische Vereinsbank
   4.99% due 9/07/99       $ 70,000   $   70,000,228
   5.15% due 3/23/00        100,000       99,973,093
Commerzbank
   5.22% due 5/10/00        100,000       99,966,780
   5.58% due 6/19/00        160,000      159,963,173
   5.77% due 7/03/00        120,000      119,961,481
Deutsche Bank
   5.33% due 3/09/00         50,000       50,017,532
Deutsche Bank
   5.38% due 4/26/00*       225,000      224,897,019
Deutsche Bank
   5.51% due 6/08/00         96,000       95,971,628
   5.71% due 7/10/00        100,000       99,967,148
   5.98% due 9/05/00        100,000       99,946,907
Landesbank Hessen
   Thuringen
   5.12% due 4/26/00        100,000       99,962,318
Lloyds Bank
   5.67% due 7/17/00        100,000       99,958,011
National Westminster
   Bank
   5.04% due 9/02/99        118,100      118,100,303
   5.03% due 2/08/00         55,000       54,869,521
Nord Deutsche
   Landesbank
   5.16% due 5/17/00        100,000       99,959,009
Rabobank Nederland
   5.08% due 4/12/00        100,000       99,970,431
   5.52% due 6/07/00         62,000       61,809,773
Svenska Handelsbanken
   5.28% due 3/03/00        120,000      120,044,931
   5.23% due 5/10/00        100,000       99,973,424
   5.59% due 6/19/00         50,000       49,988,493
Toronto Dominion
   5.15% due 4/27/00        100,000       99,968,472
UBS AG Stamford
   5.29% due 5/22/00         85,000       84,970,447
   5.34% due 5/24/00         50,000       49,982,205
   5.60% due 6/26/00         25,000       24,990,185
   5.76% due 7/05/00         50,000       49,939,138
Westdeutsche Landesbank
   5.625% due 9/01/99       100,000      100,000,000
   5.125% due 9/15/99        48,000       48,002,540
   4.84% due 11/05/99       116,000      115,992,017
   5.47% due 2/22/00         85,000       85,000,000
                                      --------------
                                       4,153,839,475
                                      --------------

COMMERCIAL PAPER -- 23.3%
----------------------------------------------------
Abbey National
   North America
   5.21% due 3/03/00        170,000      165,473,089
Associates First Capital
   Corp.
   5.63% due 9/01/99        200,000      200,000,000
Associates Corp. of
   North America
   5.63% due 9/01/99        100,000      100,000,000
Banco Santander
   5.16% due 9/10/99        150,000      149,806,500
BankAmerica Corp.
   4.84% due 10/06/99        50,000       49,764,722
Bank of New York
   5.65% due 2/11/00         50,000       48,720,903
Caisse D'Amortissement
   4.735% due 10/08/99       76,000       75,630,144
Exxon Corp.
   5.62% due 9/01/00        200,000      200,000,000
Four Winds Funding Corp.
   5.17% due 9/03/99        200,000      199,942,556
General Electric Capital
   Corp.
   4.75% due 10/04/99       125,000      124,455,729
   4.75% due 10/05/99       125,000      124,439,236
   5.41% due 2/10/00        190,000      185,374,450
   5.41% due 2/11/00        100,000       97,550,472
J. P. Morgan & Co., Inc.
   5.59% due 2/07/00         85,000       82,901,421
Morgan Stanley Dean
   Witter Disc.
   5.59% due 1/27/00*       200,000      200,000,000
   5.62% due 2/04/00        440,000      440,000,000
Moriarty Ltd.
   5.34% due 10/26/99       200,000      198,368,333
Newport Funding Corp.
   5.34% due 10/22/99       139,721      138,664,011
Province de Quebec
   4.80% due 12/17/99        30,000       29,572,000
Prudential Funding Corp.
   5.63% due 9/01/99        200,000      200,000,000
Riverwoods Funding Corp.
   5.34% due 10/26/99        98,146       97,345,292
Santander Financial
   5.69% due 2/11/00         75,000       73,069,469

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)     VALUE
----------------------------------------------------
Sigma Finance Corp.
   5.34% due 10/26/99      $100,000   $   99,184,167
   5.26% due 11/02/99       125,000      123,867,639
   5.43% due 2/01/00         80,000       78,153,800
                                     ---------------
                                       3,482,283,933
                                     ---------------

CORPORATE NOTES -- 3.5%
----------------------------------------------------
Credit Suisse *
   5.54% due 10/07/99       325,000      325,000,000
J. P. Morgan & Co., Inc.*
   5.56% due 5/04/00        200,000      200,000,000
                                     ---------------
                                         525,000,000
                                     ---------------

MEDIUM TERM NOTES -- 5.3%
----------------------------------------------------
Credit Suisse *
   5.57% due 5/10/00        200,000      200,000,000
Goldman Sachs Group *
   5.39% due 1/31/00        335,500      335,500,000
Sigma Finance Corp.
   5.125% due 2/09/00       250,000      250,000,000
                                     ---------------
                                         785,500,000
                                     ---------------

TIME DEPOSITS -- 7.6%
----------------------------------------------------
Barclays Bank
   5.63% due 9/01/99        143,452      143,452,000
Landesbank Hessen
   Thuringen
   5.66% due 9/01/99        182,500      182,500,000
Rabobank Nederland
   5.63% due 9/01/99        100,000      100,000,000
Societe Generale
   5.56% due 9/01/99        160,578      160,578,000
Suntrust
   5.63% due 9/01/99        400,000      400,000,000
Svenska Grand Cayman
   5.63% due 9/01/99        150,000      150,000,000
                                     ---------------
                                       1,136,530,000
                                     ---------------

UNITED STATES GOVERNMENT AGENCY -- 2.8%
----------------------------------------------------
Federal Home Loan Bank
   Consumer Discount
   Notes
   5.39% due 7/28/00        100,000       95,044,194
Federal Home Loan
   Mortgage Discount
   Notes
   5.21% due 3/09/00         48,062       46,740,429
   5.16% due 6/13/00         50,000       47,950,333
   5.22% due 6/15/00        135,000      129,362,400
Federal National Mortgage
   Association
   4.86% due 2/10/00        100,000       99,963,605
                                     ---------------
                                         419,060,961
                                     ---------------

UNITED STATES TREASURY BILLS -- 0.3%
----------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99       25,000       24,876,524
   4.175% due 12/09/99       15,000       14,827,781
                                     ---------------
                                          39,704,305
                                     ---------------

TOTAL INVESTMENTS AT VALUE
   /AMORTIZED COST            99.9%   14,909,164,141
OTHER ASSETS,
   LESS LIABILITIES            0.1%       20,180,507
                              ----   ---------------

----------------------------------------------------
NET ASSETS                   100.0%  $14,929,344,648
                             -----   ---------------

* Variable interest rate - subject to periodic change.
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
-------------------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                              $14,909,164,141
Cash                                                                                  1,804
Interest receivable                                                             121,674,021
-------------------------------------------------------------------------------------------
  Total assets                                                               15,030,839,966
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                99,946,907
Payable to affiliate--Investment Advisory fee (Note 2A)                           1,113,656
Accrued expenses and other liabilities                                              434,755
-------------------------------------------------------------------------------------------
  Total liabilities                                                             101,495,318
-------------------------------------------------------------------------------------------
NET ASSETS                                                                  $14,929,344,648
-------------------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                                    $14,929,344,648
-------------------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
-------------------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                                     $640,703,011
EXPENSES:
Investment Advisory fees (Note 2A)                         $ 18,380,593
Administrative fees (Note 2B)                                 6,126,864
Custody and fund accounting fees                              2,505,470
Legal fees                                                       70,203
Trustees' fees                                                   67,304
Audit fees                                                       45,100
Other                                                           153,571
-------------------------------------------------------------------------------------------
Total expenses                                               27,349,105
Less aggregate amounts waived by Investment Adviser
and Administrator (Notes 2A, and 2B)                        (15,085,181)
Less fees paid indirectly (Note 1E)                                 (17)
-------------------------------------------------------------------------------------------
Net expenses                                                                     12,263,907
-------------------------------------------------------------------------------------------
Net investment income                                                          $628,439,104
-------------------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED AUGUST 31,
                                                                          ---------------------------------
                                                                              1999                1998
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                                                    $  628,439,104      $  504,627,904
-----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                              47,581,662,450      30,335,511,897
Value of withdrawals                                                    (42,086,666,522)    (29,691,630,125)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                                                    5,494,995,928         643,881,772
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                6,123,435,032       1,148,509,676
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       8,805,909,616       7,657,399,940
-----------------------------------------------------------------------------------------------------------
End of period                                                           $14,929,344,648     $ 8,805,909,616
-----------------------------------------------------------------------------------------------------------


CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                 YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------
                                                1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                  $14,929,345   $8,805,910   $7,657,400   $4,442,187   $4,765,406
Ratio of expenses to average
net assets                                         0.10%        0.10%        0.10%        0.10%        0.10%
Ratio of net investment income
to average net assets                              5.13%        5.65%        5.57%        5.64%        5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                     0.22%        0.22%        0.23%        0.23%        0.23%
Net investment income to
average net assets                                 5.01%        5.53%        5.44%        5.50%        5.75%
------------------------------------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

    B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

    C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

    D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

    E. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

    A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $18,380,593 of which $8,958,317 was voluntarily waived for the year ended August 31 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

    B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $6,126,864, all of which were voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $317,241,778,448 and $311,116,822,640, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $32,324. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1999 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits of these financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 6, 1999




20